90149-P310/25

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 10 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2025 OF

CLEARBRIDGE SMALL CAP GROWTH FUND (THE “FUND”)

This supplement replaces and supersedes the supplement dated March 1, 2025.

Effective December 1, 2025, the Fund will reopen to purchases and incoming exchanges from new investors. Please see the section titled “Share class availability” in the Fund’s prospectus for information regarding each share classes’ availability.

Please retain this supplement for future reference.